SCHEDULE OF EFFECTIVE INCOME TAX RATE AS A PERCENTAGE OF INCOME BEFORE INCOME TAXES (Details)	12 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Federal tax statutory rate		21.00%		21.00%
Permanent differences		(3.76%)		(6.79%)
Valuation Allowance		21.35%		18.18%
Effective income tax rate		1.25%		(0.12%)
M2i Global Inc [Member]
Federal tax statutory rate	21.00%		21.00%
Temporary differences	0.00%		0.00%
Permanent differences	0.00%		0.00%
Valuation Allowance	(21.00%)		(21.00%)
Effective income tax rate	0.00%		0.00%